Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-based payments
Schedule of parameters used in relation to the new grants

Stock options granted in	Apr-23
Number of options granted		61,056
Fair value of options (in USD) (*)		$158.21 - 196.18
Share price (in USD) (*)		$361.64 - 401.21
Exercise price (in USD) (*)		$370.34
Expected volatility	%	41.00 - 42.18
Expected option life (in years)		4.0 - 6.5
Risk‑free interest rate	%	2.96 - 3.14
Expected dividends		—
(*) amounts have been converted to US dollar at the closing rate of grant date